Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Municipal Securities Income Trust
Entity Central Index Key	0000866700
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000070760 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Ohio Municipal Income Fund
Class Name	Class A Shares
Trading Symbol	OMIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Ohio Municipal Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$38	0.77%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
Net Assets	$ 80,200,561
Holdings Count | Holding	107
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$80,200,561
Number of Investments	107
Portfolio Turnover Rate	13%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000024703 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Ohio Municipal Income Fund
Class Name	Class F Shares
Trading Symbol	OMIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Ohio Municipal Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$46	0.92%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Net Assets	$ 80,200,561
Holdings Count | Holding	107
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$80,200,561
Number of Investments	107
Portfolio Turnover Rate	13%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000219236 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Ohio Municipal Income Fund
Class Name	Institutional Shares
Trading Symbol	OMIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Ohio Municipal Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Net Assets	$ 80,200,561
Holdings Count | Holding	107
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$80,200,561
Number of Investments	107
Portfolio Turnover Rate	13%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000024704 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Pennsylvania Municipal Income Fund
Class Name	Class A Shares
Trading Symbol	PAMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Pennsylvania Municipal Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 101,022,428
Holdings Count | Holding	97
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$101,022,428
Number of Investments	97
Portfolio Turnover Rate	19%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000219237 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Pennsylvania Municipal Income Fund
Class Name	Institutional Shares
Trading Symbol	PAMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Pennsylvania Municipal Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$26	0.53%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
Net Assets	$ 101,022,428
Holdings Count | Holding	97
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$101,022,428
Number of Investments	97
Portfolio Turnover Rate	19%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000034361 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal High Yield Advantage Fund
Class Name	Class A Shares
Trading Symbol	FMOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Municipal High Yield Advantage Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Net Assets	$ 479,698,986
Holdings Count | Holding	370
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$479,698,986
Number of Investments	370
Portfolio Turnover Rate	15%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000034363 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal High Yield Advantage Fund
Class Name	Class C Shares
Trading Symbol	FMNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Municipal High Yield Advantage Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$82	1.64%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.64%
Net Assets	$ 479,698,986
Holdings Count | Holding	370
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$479,698,986
Number of Investments	370
Portfolio Turnover Rate	15%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000034364 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal High Yield Advantage Fund
Class Name	Class F Shares
Trading Symbol	FHTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Municipal High Yield Advantage Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Net Assets	$ 479,698,986
Holdings Count | Holding	370
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$479,698,986
Number of Investments	370
Portfolio Turnover Rate	15%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000130166 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal High Yield Advantage Fund
Class Name	Institutional Shares
Trading Symbol	FMYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Municipal High Yield Advantage Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 479,698,986
Holdings Count | Holding	370
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$479,698,986
Number of Investments	370
Portfolio Turnover Rate	15%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)